Commitments and Contingencies - Pan Union Joint Venture - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Number of vessels		37
Equity Method Investments | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels		13
Pan Union Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels		3
Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Number of vessels	4	4
Secured financing | $		$ 87.0
Amounts due | $	$ 20.3	$ 3.5	$ 10.9
Pan Union Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Number of vessels		1
Pan Union Joint Venture | Equity Method Investments | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels		3
Pan Union Joint Venture | Minimum | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
Pan Union Joint Venture | Maximum | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage		30.00%